SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

15. SHARE CAPITAL

(a) Management of Capital

The Company considers the items included in the consolidated statement of changes in equity as capital.  The Company's objective when managing capital is to safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders.  The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets.  In order to maintain or adjust the capital structure, the Company may issue new shares through private placements, convertible debentures, asset acquisitions or return capital to shareholders.  As at December 31, 2020, the Company is not subject to externally imposed capital requirements.

(b) Public Offerings

In April 2018, the Company filed a short form base shelf prospectus that qualified for the distribution of up to CAN$150 million of common shares, debt securities, warrants or units of the Company comprising any combination of common shares and warrants (the "Securities") over a 25 month period.  The Company filed a corresponding registration statement in the United States registering the Securities under United States federal securities laws.  The distribution of Securities could be effected from time to time in one or more transactions at a fixed price or prices, which could be changed, at market prices prevailing at the time of sale, or at prices related to such prevailing market prices to be negotiated with purchasers and as set forth in an accompanying prospectus supplement, including transactions that are "At-The-Market" ("ATM") distributions.

On June 13, 2018, the Company entered into an ATM equity facility with BMO Capital Markets (the lead agent), CIBC Capital Markets, H.C. Wainwright & Co., HSBC and TD Securities (together, the "Agents").  Under the terms of this ATM facility, the Company could, from time to time, sell common stock having an aggregate offering value of up to $35.7 million on the New York Stock Exchange.  The Company determined, at its sole discretion, the timing and number of shares to be sold under the ATM facility.

During the year ended December 31, 2019, the Company issued 10,717,126 common shares under this ATM facility at an average price of $2.20 per share for gross proceeds of $23,557, less commission of $530. From January 1, 2020 to April 21, 2020, the Company issued the final 2,164,119 common shares under this ATM facility at an average price of $1.56 per share for gross proceeds of $3,367, less commission of $76.  From January 1, 2020 to April 21, 2020, the Company also recognized $147 of additional transaction costs related to this ATM financing as share issuance costs, which have been presented net of share capital (year ended December 31, 2019 - $484).

In April 2020 the Company filed a short form base shelf prospectus that qualifies for the distribution of up to CAN$150 million of common shares, debt securities, warrants or units of the Company comprising any combination of common shares and warrants (the "Securities") over a 25 month period.  The Company filed a corresponding registration statement in the United States registering the Securities under United States federal securities laws.  The distribution of Securities may be effected from time to time in one or more transactions at a fixed price or prices, which may be changed, at market prices prevailing at the time of sale, or at prices related to such prevailing market prices to be negotiated with purchasers and as set forth in an accompanying prospectus supplement, including transactions that are ATM distributions.

On May 14, 2020, the Company entered into an ATM equity facility with BMO Capital Markets (the lead agent), CIBC Capital Markets, H.C. Wainwright & Co., TD Securities, Roth Capital Partners, B. Riley FBR, Inc. and A.G.P./Alliance Global Partners (together, the "Agents").  Under the terms of this ATM facility, the Company could, from time to time, sell common stock having an aggregate offering value of up to $23 million on the New York Stock Exchange.  The Company determined, at its sole discretion, the timing and number of shares to be sold under the ATM facility.

From May 14, 2020 to September 30, 2020, the Company issued 11,640,411 common shares under this ATM facility at an average price of $1.98 per share for gross proceeds of $23,000, less commission of $564 and recognized $374 of transaction costs related to this ATM financing as share issuance costs, which have been presented net of share capital.

In total, during the year ended December 31, 2020, the Company issued 13,804,530 common shares under the combined ATM facilities at an average price of $1.91 per share for gross proceeds of $26,367, less commission of $640 and recognized $521 of transaction costs related to the ATM financings as share issuance costs, which have been presented net of share capital.

On October 1, 2020, the Company entered into an ATM equity facility with BMO Capital Markets (the lead agent), CIBC Capital Markets, H.C. Wainwright & Co. LLC, TD Securities Inc., Roth Capital Partners, LLC, B. Riley Securities Inc. and A.G.P./Alliance Global Partners (together, the "Agents").  Under the terms of this ATM facility, the Company can, from time to time, sell common stock having an aggregate offering value of up to $60 million on the New York Stock Exchange.  The Company will determine, at its sole discretion, the timing and number of shares to be sold under the ATM facility and as at December 31, 2020 no common shares have been issued. There is $0.3 million in deferred financing costs related to this facility.

(c) Purchase Options

Options to purchase common shares have been granted to directors, officers, employees and consultants pursuant to the Company's current stock option plan, approved by the Company's shareholders in fiscal 2009 and re-ratified in 2018, at exercise prices determined by reference to the market value on the date of grant.  The stock option plan allows for, with approval by the Board, granting of options to its directors, officers, employees and consultants to acquire up to 7.0% of the issued and outstanding shares at any time.

The following table summarizes the status of the Company's stock option plan and changes during the 2020 and 2019 years:

Expressed in Canadian dollars	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price

Outstanding, beginning of the year	6,923,000	$3.74	5,987,800	$3.96
Granted	2,490,000	$2.22	1,759,000	$3.22
Exercised	(2,452,000)	$3.71	(170,000)	$2.65
Expired and forfeited	(982,700)	$2.73	(653,800)	$4.58
Outstanding, end of the year	5,978,300	$3.29	6,923,000	$3.74

Options exercisable at the end of the year	4,174,700	$3.67	5,614,300	$3.84

During the year ended December 31, 2020, the weighted-average share price at the date of exercise was CAN$5.56 (December 31, 2019 - CAN$3.24)

Subsequent to December 31, 2020, and additional 1,225,893 common shares were issued on the exercise of 1,493,900 options, with a weighted average exercise price of CAN$3.85 and a weighted average share price at the date of exercise of CAN$7.41.

The following table summarizes the information about stock options outstanding at December 31, 2020:

Expressed in Canadian dollars
	Options Outstanding			Options exercisable

	Number	Weighted Average	Weighted Average	Number Exercisable	Weighted Average
	Outstanding	Remaining
Price	as at	Contractual Life	Exercise	as at	Exercise
Intervals	December 31, 2020	(Number of Years)	Price	December 31, 2020	Price

$2.00 - $2.99	2,090,600	4.2	$2.15	657,600	$2.16
$3.00 - $3.99	1,896,200	2.9	$3.44	1,573,600	$3.49
$4.00 - $4.99	1,931,500	0.9	$4.31	1,931,500	$4.31
$5.00 - $5.99	60,000	4.7	$5.60	12,000	$5.60
	5,978,300	2.7	$3.29	4,174,700	$3.67

During the year ended December 31, 2020, the Company recognized share-based compensation expense of $1,787 (December 31, 2019 - $2,171) based on the fair value of the vested portion of options granted in the current and prior years.

The weighted-average fair values of stock options granted and the assumptions used to calculate the related compensation expense have been estimated using the Black-Scholes Option Pricing Model with the following assumptions:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Weighted-average fair value of option in CAN$	$1.02	$1.57
Risk-free interest rate	1.08%	1.75%
Expected dividend yield	0%	0%
Expected stock price volatility	61%	64%
Expected option life in years	3.82	3.83

Option pricing models require the input of highly subjective assumptions. The expected life of the options considered such factors as the average length of time similar option grants in the past have remained outstanding prior to exercise, expiry or cancellation and the vesting period of options granted. Volatility was estimated based on average daily volatility based on historical share price observations over the expected term of the option grant. Changes in the subjective input assumptions can materially affect the estimated fair value of the options. The Company amortizes the fair value of stock options on a graded basis over the respective vesting period of each tranche of stock options awarded. As at December 31, 2020, the unvested share option expense not yet recognized was $637 (December 31, 2019 - $524) which is expected to be recognized over the next 21 months.

(d)   Performance Share Units Plan

The Company has a Performance Share Unit ("PSU") plan whereby performance share units may be granted to employees of the Company. Under the PSU plan, vested PSUs are redeemable, at the election of the Board of Directors in its discretion, for Common Shares , a cash payment equal to the market value of a Common Share as of the redemption date, or a combination of cash and Common Shares.  The PSUs granted are subject to a performance payout multiplier between 0% and 200% based on the Company's total shareholder return at the end of a three-year period, relative to the Company's total shareholder return peer group.  The maximum number of common shares authorized for issuance from treasury under the PSU plan is 2,000,000.

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
	Number of units	Number of units

Outstanding, beginning of year	1,219,000	616,000
Granted	882,000	603,000
Cancelled	(296,000)	—
Outstanding, end of period	1,805,000	1,219,000

There were 882,000 PSUs granted during the year ended December 31, 2020 (December 31, 2019 - 603,000).  The PSUs vest at the end of a three-year period if certain pre-determined performance and vesting criteria are achieved. Performance criteria is based on the Company's share price performance relative to a representative group of other mining companies. 388,000 PSUs vest on May 3, 2021, 535,000 PSUs vest on March 3, 2022 and 882,000 PSUs vest on March 1, 2023.

During the year ended December 31, 2020, the Company recognized share-based compensation expense of $1,216 related to the PSUs (December 31, 2019 -$1,024).

(e) Deferred Share Units

The Company has a Deferred Share Unit ("DSU") plan whereby deferred share units may be granted to independent directors of the Company in lieu of compensation in cash or share purchase options. The DSUs vest immediately and are redeemable for cash based on the market value of the units at the time of a director's retirement.

Expressed in Canadian dollars	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
	Number of units	Weighted Average Grant Price	Number of units	Weighted Average Grant Price

Outstanding, beginning of year	889,385	$3.36	652,276	$3.48
Granted	376,814	$2.16	237,109	$3.02
Redeemed	—	—	—	—
Outstanding, end of period	1,266,199	$3.00	889,385	$3.36

Fair value at period end	1,266,199	$6.43	889,385	$3.13

During the year ended December 31, 2020, the Company recognized an expense on director's compensation related to DSUs, which is included in general and administrative salaries, wages and benefits, of $4,251 (December 31, 2019 - $731) based on the fair value of new grants and the change in the fair value of the DSUs granted in the current and prior years.  As of December 31, 2020, there are 1,266,199 deferred share units outstanding (December 31, 2019 - 889,385) with a fair market value of $6,389 (December 31, 2019 - $2,138) recognized in accounts payable and accrued liabilities.

(f) Share Appreciation Rights

As part of the Company's bonus program, the Company may grant share appreciation rights ("SARs") to its employees in Mexico and Chile.  The SARs are subject to vesting conditions and, when exercised, constitute a cash bonus based on the value of the appreciation of the Company's common shares between the SARs grant date and the exercise date.

	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
	Number of units	Weighted Average Grant Price	Number of units	Weighted Average Grant Price
Outstanding, beginning of year	312,000	$3.30	694,000	$3.99
Exercised	—	—	—	$—
Cancelled	(312,000)	$3.30	(382,000)	$4.55
Outstanding, end of period	-	$0.00	312,000	$3.30

Exercisable at the end of the period	-	$0.00	312,000	$3.30

During the year ended December 31, 2020, the Company recognized an expense recovery related to SARs, which is included in operation and exploration salaries, wages and benefits, of $47 (December 31, 2019 -$25) based on the change in the fair value of the SARs granted in prior years.  As of December 31, 2020, there are no SARs outstanding (December 31, 2019 - 312,000) with a fair market value of $nil (December 31, 2019 - $47).

The SARs were valued using an option pricing model, which requires the input of highly subjective assumptions. The expected life of the SARs considered such factors as the average length of time similar grants in the past have remained outstanding prior to exercise, expiry or cancellation and the vesting period of SARs granted. Volatility was estimated based on average daily volatility based on historical share price observations over the expected term of the SAR grant. Changes in the subjective input assumptions can materially affect the estimated fair value of the SARs. The Company amortized the fair value of SARs on a graded basis over the respective vesting period of each tranche of SARs awarded.

(g) Diluted Earnings per Share

	Year Ended
	December 31,	December 31,
	2020	2019

Net earnings (loss)	$1,159	$(48,066)
Basic weighted average number of shares outstanding	150,901,598	135,367,129
Effect of dilutive securities:
Stock options	1,333,116	—
Performance share units	1,805,000	—
Diluted weighted average number of share outstanding	154,039,714	135,367,129

Diluted earnings (loss) per share	$0.01	$(0.36)

As of December 31, 2020, there are 4,645,184 anti-dilutive stock options (December 31, 2019 - 6,789,075 stock options).